General and administrative expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
General and administrative expenses
General and administrative expenses

11.General and administrative expenses

The following table summarizes general and administrative expenses for the six months ended June 30, 2023 and 2022:

	Six months ended	Six months ended
	June 30, 2023	June 30, 2022
Employee benefits expenses	(8,776)	(9,375)
Professional fees	(2,789)	(2,159)
Liability insurance cost	(810)	(734)
Other operating expenses	(2,421)	(2,540)
	(14,796)	(14,808)

11.   General and administrative expenses

The following table summarizes general and administrative expenses for years ended December 31, 2022, 2021 and 2020:

	2022	2021	2020
Employee benefits expenses	(16,815)	(10,497)	(2,033)
Professional fees	(5,777)	(7,457)	(1,473)
Loss on sale of disposal group	(4,969)	—	—
Insurance liability expense	(1,522)	(513)	—
Impairment of intangible assets	(547)	—	—
Other operating expenses	(6,489)	(4,564)	(183)
	(36,119)	(23,031)	(3,689)